CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Share Capital 'A' Ordinary shares [Member]	Share premium [Member]	Treasury Shares [Member]	Translation reserve [Member]	Equity Component Of Convertible Note [Member]	Other reserves [member]	Accumulated (deficit)/surplus [Member]	Total
Balance at Dec. 31, 2020	$ 1,213,000	$ 16,187,000	$ (24,922,000)	$ (5,293,000)		$ 23,000	$ 10,573,000	$ (2,219,000)
Profit/(Loss) for the period							875,000	875,000
Other comprehensive income				(86,000)				(86,000)
Total comprehensive loss				(86,000)			875,000	789,000
Share-based payments							1,111,000	1,111,000
Balance at Dec. 31, 2021	1,213,000	16,187,000	(24,922,000)	(5,379,000)		23,000	12,559,000	(319,000)
Profit/(Loss) for the period							(41,009,000)	(41,009,000)
Other comprehensive income				(396,000)				(396,000)
Total comprehensive loss				(396,000)			(41,009,000)	(41,405,000)
Shares issued in the year	750,000	30,271,000						31,021,000
Shares to be issued						63,000		63,000
Equity component of convertible note					$ 6,709,000			6,709,000
Share-based payments							1,755,000	1,755,000
Balance at Dec. 31, 2022	1,963,000	46,458,000	(24,922,000)	(5,775,000)	6,709,000	86,000	(26,695,000)	(2,176,000)
Profit/(Loss) for the period							(24,018,000)	(24,018,000)
Other comprehensive income				69,000				69,000
Total comprehensive loss				69,000			(24,018,000)	(23,949,000)
Shares issued in the year	9,000	161,000				(63,000)		107,000
Share-based payments							2,069,000	2,069,000
Balance at Dec. 31, 2023	$ 1,972,000	$ 46,619,000	$ (24,922,000)	$ (5,706,000)	$ 6,709,000	$ 23,000	$ (48,644,000)	$ (23,949,000)